ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 1,242		¥ 652
Other payables	1,176		850
Accrued rental, utilities and other accrued expenses	444		332
Liabilities related to customer loyalty program	175		166
Value-added tax, other tax and surcharge payables	212		234
Advance from noncontrolling interest holders	87		103
Total	¥ 3,336	$ 460	¥ 2,337